UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.86%
Corporate Revenue Bond – 2.08%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	3,000,000	$4,285,170
		4,285,170
Education Revenue Bonds – 11.15%
Colorado Educational & Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	524,155
5.00% 11/1/44	890,000	928,466
144A 5.25% 7/1/46 #	1,350,000	1,415,907
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,288,026
7.45% 8/1/48	1,000,000	1,202,260
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,314,560
(Charter School Project) 5.00% 7/15/37	1,150,000	1,287,275
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,057,354
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,118,710
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	468,216
5.00% 12/1/42	540,000	553,235
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	810,901
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	930,769
144A 5.50% 7/1/49 #	870,000	942,863
(University Lab Charter School) 144A 5.00% 12/15/45 #	500,000	523,555
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,995,574
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,404,580
Series B-1 4.00% 6/1/38	1,970,000	2,173,087
		22,939,493
Electric Revenue Bonds – 1.31%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,798,665
Series A 5.00% 11/15/45	750,000	895,170
		2,693,835
Healthcare Revenue Bonds – 28.54%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	177,427
8.00% 8/1/43	1,000,000	1,199,590

NQ- 339 [5/16] 7/16 (17023)     1

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	$1,663,523
Series A 5.00% 2/1/41	2,250,000	2,481,098
Series A 5.25% 2/1/33	1,000,000	1,122,030
Series A 5.25% 1/1/45	3,000,000	3,393,750
Series D 6.25% 10/1/33	2,000,000	2,235,860
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,565,475
6.375% 1/1/41	1,000,000	1,093,060
Series A 5.75% 1/1/37	1,500,000	1,515,195
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,438,080
Series A 5.00% 12/1/35	1,000,000	1,133,520
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	4,007,255
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,004,480
5.00% 12/1/42	2,500,000	2,740,325
5.00% 6/1/45	2,750,000	3,078,515
5.625% 6/1/43	1,150,000	1,358,023
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,325,740
(National Jewish Health Project) 5.00% 1/1/27	300,000	319,425
(NCMC Inc. Project) 4.00% 5/15/32	2,000,000	2,202,680
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,512,258
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,155,000	1,278,874
Series B 5.25% 1/1/25	2,500,000	2,842,725
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	975,803
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,191,390
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,078,230
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,784,900
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,171,516
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,827,376
		58,718,123

2     NQ- 339 [5/16] 7/16 (17023)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 0.26%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	245,000	$253,661
Series AA 4.50% 11/1/23 (GNMA)	255,000	283,904
		537,565
Lease Revenue Bonds – 3.26%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,662,648
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,303,640
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,743,630
		6,709,918
Local General Obligation Bonds – 13.04%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	341,379
4.00% 12/1/31	1,000,000	1,132,470
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,705,530
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,346,677
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,167,770
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,514,598
Denver City & County
Series A 5.00% 8/1/26	500,000	637,675
Series A 5.00% 8/1/27	600,000	759,738
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,597,006
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	370,787
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,407,603
Eagle River Water & Sanitation District
4.50% 12/1/36	250,000	288,188
5.00% 12/1/45	1,000,000	1,198,940
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	380,063

NQ- 339 [5/16] 7/16 (17023)     3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Eaton Area Park & Recreation District
5.50% 12/1/38	455,000	$487,824
Garfield Pitkin & Eagle Counties School District No. RE-1
Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,464,567
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,605,288
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA)	1,500,000	1,501,470
District No. 2 5.50% 12/15/37 @	1,200,000	1,215,312
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,655,090
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,042,320
		26,820,295
Pre-Refunded Bonds - 12.90%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,819,450
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D
5.00% 12/1/23-18 (AGM) §	2,775,000	3,005,880
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt)
5.125% 11/15/24-16 ●§	1,375,000	1,402,417
5.125% 11/15/24-16 §	75,000	76,495
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,840,412
Series A 6.25% 11/15/40-20 §	750,000	908,843
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	3,250,000	3,617,315
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,330,525
Grand County School District No. 2
(East Grand) 5.25% 12/1/25-17 (AGM) §	1,000,000	1,068,240
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,552,236
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	2,795,000	3,134,173
Series HH 5.00% 6/1/29-19 §	2,355,000	2,640,779
Weld County School District No. 4
5.00% 12/1/19-17 (AGM) §	1,085,000	1,155,004
		26,551,769

4     NQ- 339 [5/16] 7/16 (17023)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 15.45%
Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue
5.00% 12/1/26 @	1,575,000	$1,575,000
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	771,458
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,739,355
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,701,870
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,869,000
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00%
12/1/25	1,250,000	1,575,438
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,811,319
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,394,775
Series A 5.25% 1/1/36	1,675,000	1,898,680
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	986,072
5.35% 12/1/31	720,000	746,561
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,336,814
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,765,302
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,683,044
6.00% 1/15/41	2,400,000	2,780,568
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	991,107
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	796,344
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 4.00% 12/1/37	650,000	686,946
Series B 5.00% 12/1/35	485,000	575,292
Series B 5.00% 12/1/36	810,000	957,404

NQ- 339 [5/16] 7/16 (17023)     5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	$1,135,480
		31,777,829
Transportation Revenue Bonds - 10.73%
Colorado High Performance Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,330,246
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,041,060
Series A 5.25% 11/15/36	2,500,000	2,852,100
Series B 5.00% 11/15/30	1,000,000	1,191,850
Series B 5.00% 11/15/32	1,000,000	1,186,500
Series B 5.00% 11/15/37	8,000,000	9,444,080
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	778,306
Series C 5.375% 9/1/26	2,000,000	2,256,080
		22,080,222
Water & Sewer Revenue Bond – 0.14%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGC)	250,000	281,215
		281,215
Total Municipal Bonds (cost $185,370,490)		203,395,434

	Number of
	shares
Short-Term Investments – 1.24%
Money Market Mutual Fund – 0.22%
Dreyfus Tax Exempt Cash Management Fund	450,321	450,321
		450,321
	Principal amount°
Variable Rate Demand Notes – 1.02%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.29% 2/1/35 (LOC-JPMorgan Chase Bank N.A.)	305,000	305,000
0.29% 12/1/37 (LOC-JPMorgan Chase Bank N.A.)	1,810,000	1,810,000
		2,115,000
Total Short-Term Investments (cost $2,565,321)		2,565,321

6     NQ- 339 [5/16] 7/16 (17023)

(Unaudited)

Value (U.S. $)

Total Value of Securities – 100.10%
(cost $187,935,811)	$205,960,755
Liabilities Net of Receivables and Other Assets – (0.10%)	(214,241)
Net Assets Applicable to 17,817,101 Shares Outstanding – 100.00%	$205,746,514

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $7,964,426, which represents 3.87% of the Fund’s net assets.
@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $2,790,312, which represents 1.36% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.

NQ- 339 [5/16] 7/16 (17023)     7

Notes
Delaware Tax-Free Colorado Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds II (Trust) – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset values as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$187,935,811
Aggregate unrealized appreciation	$18,024,944
Aggregate unrealized depreciation	—
Net unrealized appreciation	$18,024,944

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

8      NQ- 339 [5/16] 7/16 (17023)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$203,395,434	$203,395,434
Short-Term Investments[1]	450,321	2,115,000	2,565,321
Total Value of Securities	$450,321	$205,510,434	$205,960,755

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 17.55% and 82.45%, respectively, of the total market value of this security type. Level 1 investments represent investments with quoted prices and Level 2 investments represent investments with observable inputs

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 339 [5/16] 7/16 (17023)     9

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: